Restricted investments (Details) - CDI - Interbank Deposit Certificate rate	3 Months Ended
Mar. 31, 2018
Minimum
Restricted investments
Return on restricted investment (as a percent)	100.00%
Maximum
Restricted investments
Return on restricted investment (as a percent)	101.00%